Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	AdTheorent Holding Company, Inc.
Entity Small Business	true
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001838672
Amendment Flag	true
Amendment Description	On January 18, 2022, AdTheorent Holding Company, Inc., a Delaware corporation (the “Company,” “AdTheorent,” “we,” “us” or “our”) f/k/a MCAP Acquisition Corporation (“MCAP”), filed a registration statement with the Securities and Exchange Commission (the “SEC”), on Form S-1 (File No. 333-262201) (the “Registration Statement”), to initially register for resale by the selling securityholders named therein. The Registration Statement was declared effective by the SEC on January 31, 2022. We are filing this Post-Effective Amendment No. 1 to the Registration Statement (the “POSAM”) to update certain disclosures in the Registration Statement. Substantially concurrently with the filing of this Post-Effective Amendment, AdTheorent filed on March 17, 2022 its Annual Report on Form 10-K.